BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC.

BNY MELLON INTERNATIONAL SECURITIES FUNDS, INC.

BNY Mellon Emerging Markets Securities Fund

BNY MELLON INVESTMENT FUNDS III

BNY Mellon Equity Income Fund

BNY MELLON NEW YORK TAX EXEMPT BOND FUND, INC.

BNY MELLON STRATEGIC FUNDS, INC.

BNY Mellon Select Managers Small Cap Growth Fund

BNY MELLON SUSTAINABLE U.S. EQUITY FUND, INC.

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).